Expense Example	Jan. 09, 2026 USD ($)
Defiance Daily Target 2X Short APLD ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short ARM ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short BE ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short BITF ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short CLSK ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short CRWV ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short IREN ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short JOBY ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short NBIS ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short NVTS ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short OPEN ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short ORCL ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short SMR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short SNOW ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short UPST ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	$ 415